Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Other Payables and Accrued Liabilities
13.	OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following:

	December 31, 2016	December 31, 2015
Employee related liabilities	297	283
Employee compensated absences	111	104
Taxes other than income taxes	58	54
Advances	39	44
Payables to equity-method investments	49	49
Derivative instruments	44	25
Provision for restructuring	49	26
Defined benefit plans – current portion	9	8
Defined contribution plans – accrued benefits	16	16
Royalties	20	19
Others	58	75

Total	750	703

Derivative instruments are further described in Note 24.

Other payables and accrued liabilities also include individually insignificant amounts as of December 31, 2016 and December 31, 2015, presented cumulatively in line “Others”.